Long-Term Debt, Long-Term Debt (Details) € in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Nov. 20, 2024 USD ($)	Nov. 20, 2024 EUR (€)
Nonrelated Party [Member]
Loan Facilities [Abstract]
Long-term debt	$ 5,272,155		$ 3,657,056
Less: Deferred financing costs	0		0
Total long-term debt, net of deferred finance costs	5,272,155		3,657,056
Presented [Abstract]
Current portion of long-term debt	1,171,590		1,053,156
Less: Current portion of deferred finance costs	0		0
Current portion of long-term debt, net of deferred finance costs	1,171,590		1,053,156
Non-Current portion of long-term debt	4,100,565		2,603,900
Less: Non-Current portion of deferred finance costs	0		0
Non-Current portion of long-term debt, net of deferred finance costs	$ 4,100,565		2,603,900
5 Million Euro Term Loan [Member]
Loan Facilities [Abstract]
Face amount		€ 5.0		$ 5,900,000	€ 5.0
Borrowers	MPC Maritime Holding GmbH
Long-term debt	$ 5,272,155		$ 3,657,056